STOCK-BASED COMPENSATION EXPENSE - Share-based Compensation Arrangement Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Share-based Payment Arrangement, Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 1.05	$ 1.05
Risk-free interest rate	0.10%	1.40%
Expected term (in years)	2 months 12 days	5 years
Expected volatility	70.00%	70.00%
Share-based Payment Arrangement, Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 9.66	$ 3.58
Risk-free interest rate	1.70%	2.70%
Expected term (in years)	6 years 3 months 18 days	6 years 3 months 18 days
Expected volatility	85.80%	85.10%